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                                              Rule 497(d)
                                              Reg. No. 33-53745



                  National Municipal Trust Multistate Series 64


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.